CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2020
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of cloud infrastructure construction in progress

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	292,639	289,788	44,412